UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HODLINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Amy R. Doberman, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

September 30, 2008

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital

Investment Funds

Convertible Arbitrage

KBC Convertible Opportunities Fund L.P.	7/1/2002	$226,703	$222,857	0.01%

Lydian Partners II L.P.	7/1/2002	10,000,000	5,692,410	0.21

Total Convertible Arbitrage		10,226,703	5,915,267	0.22

Distressed

Avenue Asia Investments, L.P.	7/1/2002	12,192,933	18,028,627	0.66

Avenue Asia Investments Delaware Statutory Trust	11/1/2007	58,167	45,305	0.00

Avenue Europe Investments, L.P.	8/1/2004	38,000,000	40,587,582	1.49

Cerberus International, Ltd. †	12/1/2007	130,000,000	127,486,671	4.68

Total Distressed		180,251,100	186,148,185	6.83

Equity Long/Short - High Hedge

Atlas Advantage Fund, L.P.	7/1/2006	12,069,916	10,168,711	0.37

Highbridge Long/Short Equity Fund, L.P.	1/1/2005	42,515,888	57,244,044	2.10

Prism Partners III Leveraged L.P.	6/1/2008	80,000,000	74,650,968	2.74

32 Capital Fund LLC (The)	7/1/2007	29,732,819	26,673,369	0.98

Total Equity Long/Short - High Hedge		164,318,623	168,737,092	6.19

Equity Long/Short - Opportunistic

Blackstone Kailix Fund L.P.	10/1/2006	68,000,000	58,747,232	2.15

Karsch Capital II, LP	5/1/2004	48,849,943	62,233,102	2.28

Lansdowne Global Financials Fund, L.P.	10/1/2004	47,647,820	80,177,054	2.95

Visium Balanced Fund, LP	12/1/2005	67,000,000	85,092,817	3.12

Total Equity Long/Short - Opportunistic		231,497,763	286,250,205	10.50

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2008

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital

Investment Funds (continued)

Event Driven Credit

Fir Tree Recovery Fund, L.P.	7/1/2002	$721,281	$721,281	0.03%

Plainfield Special Situations Onshore Feeder Fund LP	8/1/2005	120,000,000	128,388,126	4.70

Q Funding III, L.P.	7/1/2002	37,150,523	36,483,472	1.34

Silver Point Capital Fund, L.P.	6/1/2007	81,000,000	71,331,431	2.62

Total Event Driven Credit		238,871,804	236,924,310	8.69

Macro

Brevan Howard L.P.	8/1/2004	113,500,000	155,163,326	5.68

D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	102,735,359	139,847,142	5.13

GSA Composite Alpha Partners L.P.	9/1/2008	27,000,000	23,108,625	0.85

Total Macro		243,235,359	318,119,093	11.66

Mortgage Arbitrage

Ellington Mortgage Partners, L.P.	7/1/2002	42,575,435	40,419,636	1.48

New Ellington Credit Partners, LP	2/1/2006	36,097,174	25,554,581	0.94

Total Mortgage Arbitrage		78,672,609	65,974,217	2.42

Multi-Strategy

Amaranth Partners L.L.C.	11/1/2004	8,629,059	2,988,004	0.11

Citadel Derivatives Group Investors LLC	7/1/2007	20,250,000	56,293,466	2.06

Citadel Wellington LLC	7/1/2002	86,848,035	125,064,377	4.59

D.E. Shaw Composite Fund, L.L.C.	9/1/2005	68,999,007	88,832,461	3.26

HBK Fund L.P.	7/1/2002	69,771,813	86,598,434	3.18

Magnetar Capital Fund, LP	1/1/2008	60,000,000	51,738,818	1.90

Millennium USA, L.P.	8/1/2008	120,000,000	113,182,796	4.15

OZ Domestic Partners, L.P.	7/1/2002	115,500,000	150,125,035	5.50

Perry Partners, L.P.	12/1/2006	37,500,000	38,805,929	1.42

Polygon Global Opportunities Fund LP	7/1/2005	88,718,941	85,763,031	3.14

QVT Associates LP	9/1/2006	119,000,000	139,265,144	5.11

Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	64,113,198	48,361,927	1.77

TPG-Axon Partners, LP	10/1/2007	146,000,000	115,016,594	4.22

Total Multi-Strategy		1,005,330,053	1,102,036,016	40.41

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2008

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital

Investment Funds (continued)

Relative Value Credit

Artesian GMSCAF (Onshore) Series LP - OP2	2/1/2006	$14,648,291	$8,687,453	0.32%

Total Relative Value Credit		14,648,291	8,687,453	0.32

Restructurings and Value

Amber Fund LP	4/1/2007	8,197,615	6,652,366	0.24

Castlerigg Partners LP	5/1/2007	74,000,000	63,470,325	2.33

Empyrean Capital Fund, LP	7/1/2004	407,519	259,331	0.01

Oceanwood Global Opportunities Fund L.P.	7/1/2007	50,000,000	42,336,306	1.55

One East Partners, LP	8/1/2006	14,736,443	13,478,460	0.49

Western Investment Activism Partners LLC	1/1/2006	45,973,140	43,584,770	1.60

Total Restructurings and Value		193,314,717	169,781,558	6.22

Statistical Arbitrage

GSA Capital International Partners, L.P.	9/1/2008	8,250,000	7,491,000	0.27

Total Statistical Arbitrage		8,250,000	7,491,000	0.27

Total Investments in Investment Funds		$2,368,617,022	$2,556,064,396	93.73%

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2008

Description	Cost	Fair Value	Percent of Partners’ Capital

Short-Term Investments

State Street Eurodollar Time Deposit 1.00% due 10/01/08	$15,978,885	$15,978,885	0.59%

SSgA U.S. Treasury Money Market Fund 0.02%	63,071,046	63,071,046	2.31

Total Short-Term Investments	79,049,931	79,049,931	2.90

Total Investments in Investment Funds and Short-Term Investments	$2,447,666,953	2,635,114,327	96.63

Other Assets, less Liabilities		92,057,322	3.37

Total Partners’ Capital		$2,727,171,649	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

†

Investment Fund is held indirectly through a swap agreement. As of September 30, 2008, the Partnership concluded that the swap agreement did not meet the criteria for treatment as a derivative under Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities.” As a result, the counterparty’s investment in Cerberus International, Ltd. and the related swap collateral are reflected as a direct holding within investments in Investment Funds.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2008

Strategy Allocation	Percent of Partners’ Capital

Multi-Strategy	40.41%

Macro	11.66

Equity Long/Short - Opportunistic	10.50

Event Driven Credit	8.69

Distressed	6.83

Restructurings and Value	6.22

Equity Long/Short - High Hedge	6.19

Short-Term Investments	2.90

Mortgage Arbitrage	2.42

Relative Value Credit	0.32

Statistical Arbitrage	0.27

Convertible Arbitrage	0.22

Total Investments in Investment Funds and Short-Term Investments	96.63%

Notes to Schedule of Investments

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). Effective January 1, 2008, Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Partnership’s investments carried at fair value:

Valuation Inputs	Investments in Investment Funds	Other Financial Instruments*
Level 1 - Quoted Prices	$-	$-
Level 2 - Other Significant Observable Inputs	-	79,049,931
Level 3 - Significant Unobservable Inputs	2,556,064,396	-

Total	$2,556,064,396	$79,049,931

*	Other financial instruments include short-term investments.

Fair Value of Financial Instruments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of December 31, 2007	$3,156,815,308
Net realized gain (loss)	113,966,376
Net change in unrealized appreciation/depreciation	(431,866,617)
Net purchases (sales)	(282,850,671)
Net transfers in or out of Level 3	-

Balance as of September 30, 2008	$2,556,064,396

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2008	$(370,701,349)

Portfolio Valuation

The Partnership’s Board of Directors (the “Board”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received by, or on behalf of, Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. The Adviser values the Partnership’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available.

Short-term investments are valued at amortized cost, which approximates fair value.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2008

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2008